IMPAIRMENT OF LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Long-Lived Asset Impairment Charges

The Company’s long-lived asset impairment losses are summarized in the following table:

	Year Ended December 31,
	2010	2011	2012
United States theatre properties	$5,166	$3,635	$2,693
International theatre properties	5,668	3,398	338

Subtotal	$10,834	$7,033	$3,031
Intangible assets (see Note 8)	1,527	—	—
Equity investment	177	—	—

Impairment of long-lived assets	$12,538	$7,033	$3,031